Short Term Debt (Details) - Schedule of short term debt - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total short term borrowings	$ 11,529	$ 7,079
Short-term credit from banks [Member]
Short-term Debt [Line Items]
Linkage basis	USD
Interest rate %	0.20%
Total short term borrowings		688
Short-term credit from banks one [Member]
Short-term Debt [Line Items]
Linkage basis	NIS
Interest rate %	2.50%
Total short term borrowings	$ 1,259	868
Current maturities of long-term loans from financial institution [Member]
Short-term Debt [Line Items]
Linkage basis	NIS
Total short term borrowings	$ 10,270	$ 5,523
Current maturities of long-term loans from financial institution [Member] | Minimum [Member]
Short-term Debt [Line Items]
Interest rate %	0.20%
Current maturities of long-term loans from financial institution [Member] | Maximum [Member]
Short-term Debt [Line Items]
Interest rate %	3.10%